Changes in Operations and Non-operating Items Narrative (Details) $ in Thousands			3 Months Ended				9 Months Ended	12 Months Ended
	Apr. 02, 2015 USD ($)	Oct. 01, 2014 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 29, 2015 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) employee_position	Dec. 28, 2014 USD ($) Investment employee_position	Dec. 29, 2013 USD ($) employee_position	Sep. 02, 2015	Jul. 29, 2008
Schedule of Other Nonoperating Income (Expense) [Line Items]
Write-off of unamortized debt issuance costs and discounts			$ 0	$ 0	$ 37,040	$ 0		$ 37,040
Workers Compensation Reserve Adjustment								9,000
Non-cash pretax charge to write down assets								(2,000)	$ (3,000)
Number of equity method investments | Investment									1
Newsday LLC
Schedule of Other Nonoperating Income (Expense) [Line Items]
Realized Gain (Loss) on Marketable Securities, Cost Method Investments, and Other Investments							$ 3,000	3,000
Investment ownership, percentage											3.00%	3.00%
Classified Ventures LLC
Schedule of Other Nonoperating Income (Expense) [Line Items]
Pretax gain on sale of equity method investment								8,000	$ 372,000
Ownership in equity method investment, percent		27.80%
Company's portion of proceeds from sale of equity method investments	$ 8,000	$ 686,000
Company's portion of proceeds from sale of equity method investment held in escrow		$ 28,000
Successor
Schedule of Other Nonoperating Income (Expense) [Line Items]
Write-off of unamortized debt issuance costs and discounts								37,040	0	$ 28,380
Senior Secured Credit Agreement | Term Loan Facility
Schedule of Other Nonoperating Income (Expense) [Line Items]
Write-off of unamortized debt issuance costs and discounts								$ 30,000
Write off of Unamortized Debt Discount and Debt Issuance Costs										17,000
Exit Financing Facilities | Term Loan Facility
Schedule of Other Nonoperating Income (Expense) [Line Items]
Write-off of unamortized debt issuance costs and discounts									$ 28,380
Gains (Losses) on Extinguishment of Debt, before Write off of Deferred Debt Issuance Cost										$ (11,000)
Employee Severance
Schedule of Other Nonoperating Income (Expense) [Line Items]
Severance Activities, Number of Positions Eliminated | employee_position								105	230	60
Severance Costs								$ 6,000	$ 7,000	$ 3,000
Severance and Related Activity Liability			$ 4,453					4,453	2,613	11,640
Employee Severance | Operating Segments | Television and Entertainment
Schedule of Other Nonoperating Income (Expense) [Line Items]
Severance Costs								2,000	2,000	2,000
Employee Severance | Operating Segments | Digital and Data
Schedule of Other Nonoperating Income (Expense) [Line Items]
Severance Costs								1,000	4,000	0
Employee Severance | Operating Segments | Corporate and Other
Schedule of Other Nonoperating Income (Expense) [Line Items]
Severance Costs								$ 3,000	1,000	1,000
Discontinued Operations | Employee Severance
Schedule of Other Nonoperating Income (Expense) [Line Items]
Severance Costs									$ 6,000	$ 17,000